Fair Value Hierarchy - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Jan. 01, 2024
Cash And Securities Held In Trust Account [Line Items]
Cumulative effect of bitcoin held					$ 3
Impairment of indefinite lived intangible asset	$ 0	$ 48	$ 285	$ 6,026
Mines And Other Equipement
Cash And Securities Held In Trust Account [Line Items]
Impairment of long lived assets held for sale			$ 0	95
Percentage reduction in the price of bitcoin			65.00%
Cryptocurrency
Cash And Securities Held In Trust Account [Line Items]
Indefinite lived intangible asset net	775		$ 142	51
Cumulative effect of bitcoin held	3
Impairment of indefinite lived intangible asset			285
Payable within twelve months crypto currency			35	35
Warrant
Cash And Securities Held In Trust Account [Line Items]
Modification of debt				7,178
Warrant modifications				7,178
Level 3 | Warrant And Derivative Warrant Liabilities
Cash And Securities Held In Trust Account [Line Items]
Gain loss due to changes in fair value of derivative liabilities	$ 3,367	$ 1,790	$ 59,662	$ 22,948